UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09599

STATE STREET MASTER FUNDS

(Exact name of registrant as specified in charter)

ONE IRON STREET

BOSTON, MASSACHUSETTS 02210

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Joshua A. Weinberg, Esq. Managing Director and Managing Counsel c/o SSGA Funds Management, Inc. One Iron St. Boston, Massachusetts 02210	Timothy W. Diggins, Esq. Ropes & Gray 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: December 31

Date of reporting period: March 31, 2019

Item 1.	Schedule of Investments.

Quarterly Report
March 31, 2019
State Street Master Funds
State Street Money Market Portfolio
State Street U.S. Government Money Market Portfolio
State Street Treasury Money Market Portfolio
State Street Treasury Plus Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
Schedules of Investments
State Street Money Market Portfolio	1
State Street U.S. Government Money Market Portfolio	7
State Street Treasury Money Market Portfolio	15
State Street Treasury Plus Money Market Portfolio	17
Notes to Schedules of Investments (Unaudited)	21
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
ASSET BACKED COMMERCIAL PAPER—8.6%
Alpine Securitization LLC(a)	2.570%	06/17/2019	06/17/2019	$ 50,000,000	$ 49,714,444
Antalis SA(a)	2.500%	04/05/2019	04/05/2019	132,000,000	131,937,117
Atlantic Asset Securitization LLC(a)	2.450%	04/01/2019	04/01/2019	135,000,000	134,972,437
Barton Capital SA(a)	2.450%	04/01/2019	04/01/2019	83,000,000	82,983,400
Collateralized Commercial Paper FLEX Co. LLC, 1 Month USD LIBOR + 0.25%(b)	2.731%	04/08/2019	08/07/2019	58,000,000	58,030,692
Kells Funding LLC(a)	2.560%	06/26/2019	06/26/2019	75,000,000	74,532,750
Kells Funding LLC(a)	2.590%	04/05/2019	04/05/2019	110,000,000	109,948,025
Kells Funding LLC(a)	2.650%	04/17/2019	04/17/2019	84,000,000	83,857,491
Liberty Street Funding Corp.(a)	2.600%	05/02/2019	05/02/2019	38,000,000	37,911,103
Liberty Street Funding Corp.(a)	2.600%	05/07/2019	05/07/2019	80,000,000	79,784,634
Liberty Street Funding Corp.(a)	2.720%	04/16/2019	04/16/2019	50,000,000	49,938,650
LMA Americas LLC(a)	2.510%	04/01/2019	04/01/2019	146,150,000	146,120,405
LMA Americas LLC(a)	2.620%	06/13/2019	06/13/2019	66,150,000	65,797,942
Victory Receivables Corp.(a)	2.580%	05/07/2019	05/07/2019	105,000,000	104,717,332
TOTAL ASSET BACKED COMMERCIAL PAPER					1,210,246,422
CERTIFICATES OF DEPOSIT—37.0%
Bank of Montreal, 3 Month USD LIBOR + 0.05%(b)	2.689%	06/03/2019	03/02/2020	100,000,000	99,999,331
Bank of Montreal, 3 Month USD LIBOR + 0.22%(b)	2.821%	06/10/2019	12/09/2019	150,000,000	150,204,291
Bank of Nova Scotia(a)	2.650%	12/16/2019	12/16/2019	75,000,000	75,037,661
Bank of Nova Scotia, 1 Month USD LIBOR + 0.30%(b)	2.782%	04/16/2019	01/16/2020	20,000,000	20,021,481
Bank of Nova Scotia, 3 Month USD LIBOR + 0.14%(b)	2.919%	04/16/2019	01/16/2020	23,000,000	23,021,413
Bank of Nova Scotia, 3 Month USD LIBOR + 0.20%(b)	2.983%	04/10/2019	04/10/2019	74,500,000	74,504,725
Barclays Bank PLC(a)	2.820%	04/08/2019	04/08/2019	80,000,000	80,008,166
BNP Paribas, 3 Month USD LIBOR + 0.07%(b)	2.803%	05/06/2019	11/05/2019	90,000,000	90,004,825
Canadian Imperial Bank of Commerce, 1 Month USD LIBOR + 0.13%(b)	2.613%	04/08/2019	12/06/2019	125,000,000	125,000,749
Canadian Imperial Bank of Commerce, 1 Month USD LIBOR + 0.33%(b)	2.829%	04/15/2019	08/13/2019	125,000,000	125,110,946
Canadian Imperial Bank of Commerce, 3 Month USD LIBOR + 0.22%(b)	2.821%	06/28/2019	12/30/2019	35,000,000	35,049,020
Canadian Imperial Bank of Commerce, 3 Month USD LIBOR + 0.32%(b)	3.115%	04/05/2019	07/05/2019	80,000,000	80,069,751
China Construction Bank(a)	2.710%	06/17/2019	06/17/2019	50,000,000	50,003,423
China Construction Bank(a)	2.950%	04/12/2019	04/12/2019	75,000,000	75,013,064
Credit Industriel et Commercial, 1 Month USD LIBOR + 0.14%(b)	2.629%	04/01/2019	08/01/2019	120,000,000	120,017,858
Credit Industriel et Commercial, 1 Month USD LIBOR + 0.32%(b)	2.819%	04/15/2019	06/13/2019	139,000,000	139,085,008
Credit Suisse AG, 1 Month USD LIBOR + 0.18%(b)	2.673%	04/11/2019	12/11/2019	100,000,000	100,000,868
Credit Suisse AG, 3 Month USD LIBOR + 0.11%(b)	2.890%	04/18/2019	10/15/2019	50,000,000	50,010,568
Industrial and Commercial Bank of China Ltd.(a)	2.730%	05/20/2019	05/20/2019	125,000,000	125,014,279
Industrial and Commercial Bank of China Ltd.(a)	2.950%	04/15/2019	04/15/2019	75,000,000	75,015,175
ING Bank NV(a)	2.880%	06/07/2019	06/07/2019	125,000,000	125,000,000
Lloyds Bank Corporate Markets PLC, 3 Month USD LIBOR + 0.18%(b)	2.941%	04/22/2019	07/19/2019	150,000,000	150,053,106
Mizuho Bank Ltd.(a)	2.640%	05/02/2019	05/02/2019	34,925,000	34,934,082
Mizuho Bank Ltd.(a)	2.670%	05/23/2019	05/23/2019	33,340,000	33,350,203
Mizuho Bank Ltd.(a)	2.700%	04/22/2019	04/22/2019	100,000,000	100,017,839
Mizuho Bank Ltd., 3 Month USD LIBOR + 0.11%(b)	2.918%	04/02/2019	07/02/2019	150,000,000	150,041,436
MUFG Bank Ltd.(a)	2.560%	05/23/2019	05/23/2019	85,000,000	85,007,216
MUFG Bank Ltd.(a)	2.690%	04/18/2019	04/18/2019	100,000,000	100,014,445
MUFG Bank Ltd.(a)	2.830%	05/13/2019	05/13/2019	125,000,000	125,052,904
Nordea Bank AB, 1 Month USD LIBOR + 0.14%(b)	2.622%	04/05/2019	04/05/2019	150,000,000	150,005,761
Royal Bank of Canada, 3 Month USD LIBOR + 0.08%(b)	2.877%	04/02/2019	04/02/2019	150,000,000	150,000,000
Royal Bank of Canada, 3 Month USD LIBOR + 0.17%(b)	2.931%	04/18/2019	04/18/2019	100,000,000	100,008,264
See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Skandinaviska Enskilda Banken AB, 3 Month USD LIBOR + 0.01%(b)	2.673%	05/22/2019	11/22/2019	$ 104,000,000	$ 103,999,482
Skandinaviska Enskilda Banken AB, 3 Month USD LIBOR + 0.13%(b)	2.731%	06/11/2019	09/11/2019	140,000,000	140,073,352
Societe Generale, 3 Month USD LIBOR + 0.07%(b)	2.857%	04/15/2019	07/15/2019	75,000,000	75,021,113
Standard Chartered Bank(a)	2.600%	07/22/2019	07/22/2019	75,000,000	75,002,496
Standard Chartered Bank(a)	2.725%	05/29/2019	05/29/2019	58,000,000	58,018,276
Standard Chartered Bank(a)	2.790%	05/13/2019	05/13/2019	50,000,000	50,018,080
Standard Chartered Bank(a)	2.790%	05/20/2019	05/20/2019	50,000,000	50,019,723
Standard Chartered Bank(a)	2.840%	05/08/2019	05/08/2019	60,000,000	60,023,362
Sumitomo Mitsui Banking Corp., 1 Month USD LIBOR + 0.13%(b)	2.613%	04/02/2019	09/04/2019	74,000,000	74,002,703
Sumitomo Mitsui Banking Corp., 1 Month USD LIBOR + 0.13%(b)	2.622%	04/08/2019	09/06/2019	50,000,000	50,001,596
Sumitomo Mitsui Banking Corp., 1 Month USD LIBOR + 0.13%(b)	2.629%	04/30/2019	09/30/2019	55,000,000	55,000,000
Sumitomo Mitsui Banking Corp., 1 Month USD LIBOR + 0.16%(b)	2.651%	04/23/2019	08/22/2019	113,000,000	113,021,238
Sumitomo Mitsui Banking Corp., 1 Month USD LIBOR + 0.20%(b)	2.690%	04/02/2019	04/02/2019	135,000,000	135,004,057
Sumitomo Mitsui Banking Corp., 3 Month USD LIBOR + 0.15%(b)	2.923%	04/17/2019	04/17/2019	150,000,000	150,011,668
Sumitomo Mitsui Trust Bank(a)	2.410%	04/02/2019	04/02/2019	45,000,000	45,000,058
Sumitomo Mitsui Trust Bank(a)	2.410%	04/03/2019	04/03/2019	150,000,000	150,000,201
Sumitomo Mitsui Trust Bank, 1 Month USD LIBOR + 0.17%(b)	2.652%	04/05/2019	08/05/2019	40,000,000	40,009,703
Svenska Handelsbanken AB, 3 Month USD LIBOR + 0.02%(b)	2.781%	04/23/2019	07/19/2019	130,000,000	130,018,949
Svenska Handelsbanken AB, 3 Month USD LIBOR + 0.19%(b)	2.973%	04/10/2019	04/10/2019	84,000,000	84,005,142
Svenska Handelsbanken AB, 3 Month USD LIBOR + 0.21%(b)	2.835%	06/19/2019	12/19/2019	127,000,000	127,161,320
Toronto-Dominion Bank(a)	2.560%	05/20/2019	05/20/2019	135,000,000	135,003,386
Toronto-Dominion Bank, 1 Month USD LIBOR + 0.33%(b)	2.820%	04/02/2019	08/02/2019	100,000,000	100,062,987
Wells Fargo Bank NA, 3 Month USD LIBOR + 0.17%(b)	2.957%	04/15/2019	01/15/2020	75,000,000	75,081,219
Wells Fargo Bank NA, 3 Month USD LIBOR + 0.23%(b)	3.038%	04/03/2019	01/06/2020	50,000,000	50,075,134
Wells Fargo Bank NA, 3 Month USD LIBOR + 0.24%(b)	3.048%	04/03/2019	02/03/2020	75,000,000	75,130,621
TOTAL CERTIFICATES OF DEPOSIT					5,216,443,724
FINANCIAL COMPANY COMMERCIAL PAPER—15.6%
China Construction Bank(a)	2.700%	06/17/2019	06/17/2019	50,000,000	49,702,556
Commonwealth Bank of Australia, 3 Month USD LIBOR + 0.04%(b)	2.778%	05/03/2019	02/03/2020	50,000,000	49,999,805
Commonwealth Bank of Australia, 3 Month USD LIBOR + 0.10%(b)	2.744%	05/20/2019	05/20/2019	75,000,000	75,011,168
Commonwealth Bank of Australia, 3 Month USD LIBOR + 0.10%(b)	2.783%	05/16/2019	05/16/2019	87,000,000	87,011,859
DnB Bank ASA(a)	2.485%	04/23/2019	04/23/2019	150,000,000	149,749,999
DnB Bank ASA(a)	2.650%	04/17/2019	04/17/2019	175,000,000	174,779,442
HSBC Bank PLC, 1 Month USD LIBOR + 0.30%(b)	2.791%	04/23/2019	07/22/2019	100,000,000	100,066,864
HSBC Bank PLC, 3 Month USD LIBOR + 0.01%(b)	2.749%	05/07/2019	08/07/2019	100,000,000	100,002,961
Industrial and Commercial Bank of China Ltd.(a)	2.790%	04/29/2019	04/29/2019	60,000,000	59,868,095
ING US Funding LLC, 1 Month USD LIBOR + 0.29%(b)	2.782%	04/08/2019	07/08/2019	90,000,000	90,055,751
Lloyds Bank PLC, 1 Month USD LIBOR + 0.26%(b)	2.742%	04/23/2019	08/19/2019	120,000,000	120,069,791
National Australia Bank Ltd., 1 Month USD LIBOR + 0.22%(b)	2.709%	04/01/2019	08/01/2019	56,000,000	56,023,802
Toronto-Dominion Bank(a)	2.500%	04/03/2019	04/03/2019	150,000,000	149,950,209
Toronto-Dominion Bank, 1 Month USD LIBOR + 0.37%(b)	2.851%	04/08/2019	11/07/2019	125,000,000	125,182,414
Toyota Credit Canada, Inc., 3 Month USD LIBOR + 0.07%(b)	2.669%	05/22/2019	05/22/2019	50,000,000	50,007,100
Toyota Credit Canada, Inc., 3 Month USD LIBOR + 0.07%(b)	2.669%	05/29/2019	05/29/2019	79,000,000	79,012,906
Toyota Motor Credit Corp., 1 Month USD LIBOR + 0.23%(b)	2.720%	04/02/2019	04/29/2019	129,000,000	129,030,221
See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Toyota Motor Credit Corp., 3 Month USD LIBOR%(b)	2.651%	05/28/2019	11/21/2019	$ 100,000,000	$ 99,986,866
Toyota Motor Finance Netherlands B.V., 3 Month USD LIBOR + 0.13%(b)	2.917%	04/15/2019	10/11/2019	153,000,000	153,120,204
UBS AG, 1 Month USD LIBOR + 0.33%(b)	2.823%	04/11/2019	06/11/2019	99,000,000	99,061,354
Westpac Banking Corp., 3 Month USD LIBOR + 0.07%(b)	2.753%	05/16/2019	08/16/2019	72,500,000	72,513,058
Westpac Banking Corp., 3 Month USD LIBOR + 0.07%(b)	2.767%	05/09/2019	08/12/2019	50,000,000	50,008,757
Westpac Banking Corp., 3 Month USD LIBOR + 0.18%(b)	2.819%	05/28/2019	11/27/2019	75,000,000	75,072,766
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					2,195,287,948
OTHER NOTES—16.5%
ABN Amro Bank NV(a)	2.420%	04/02/2019	04/02/2019	75,000,000	75,000,000
Australia & New Zealand Banking Group Ltd.(a)	2.410%	04/01/2019	04/01/2019	280,000,000	280,000,000
Bank of America NA, 1 Month USD LIBOR + 0.14%(b)	2.630%	04/03/2019	09/03/2019	46,000,000	45,999,996
Bank of America NA, 1 Month USD LIBOR + 0.30%(b)	2.790%	04/02/2019	08/02/2019	68,000,000	68,038,324
Bank of Montreal(a)	2.430%	04/01/2019	04/01/2019	150,000,000	150,000,000
Citibank NA(a)	2.430%	04/01/2019	04/01/2019	100,000,000	100,000,000
Cooperatieve Rabobank UA(a)	2.390%	04/01/2019	04/01/2019	225,000,000	225,000,000
DnB Bank ASA(a)	2.370%	04/01/2019	04/01/2019	182,924,000	182,924,000
Lloyds Bank Corporate Markets PLC(a)	2.400%	04/01/2019	04/01/2019	150,000,000	150,000,000
Lloyds Bank PLC(a)	2.400%	04/01/2019	04/01/2019	100,000,000	100,000,000
Mizuho Bank Ltd.(a)	2.450%	04/02/2019	04/02/2019	125,000,000	125,000,000
Mizuho Bank Ltd.(a)	2.500%	04/01/2019	04/01/2019	100,000,000	100,000,000
National Bank Of Canada(a)	2.420%	04/03/2019	04/03/2019	200,000,000	200,000,000
Royal Bank of Canada(a)	2.430%	04/01/2019	04/01/2019	175,000,000	175,000,000
Standard Chartered Bank(a)	2.440%	04/02/2019	04/02/2019	180,000,000	180,000,000
Svenska Handelsbanken AB(a)	2.370%	04/01/2019	04/01/2019	175,000,000	175,000,000
TOTAL OTHER NOTES					2,331,962,320
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—17.7%
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 03/29/2019 (collateralized by Federal Home Loan Mortgage Corporations, 2.594% – 3.500% due 02/01/2032 – 06/01/2045, Federal National Mortgage Associations, 4.000% – 5.000% due 07/01/2048 – 02/01/2049, and Government National Mortgage Associations, 3.000% – 5.500% due 11/20/2036 – 03/20/2049, valued at $561,122,485); expected proceeds $550,120,083	2.620%	04/01/2019	04/01/2019	550,000,000	550,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 03/27/2019 (collateralized by a Federal National Mortgage Association, 5.125% due 01/01/2049, various Common Stocks, and various Corporate Bonds, 5.200% – 7.250% due 01/01/2049, valued at $189,029,925); expected proceeds $176,246,875(c)	2.850%	04/01/2019	06/25/2019	175,000,000	175,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 03/29/2019 (collateralized by Federal Home Loan Mortgage Corporations, 5.000% – 8.375% due 01/01/2049, a Federal National Mortgage Association, 8.250% due 01/01/2049, various Common Stocks, and various Corporate Bonds, 5.450% – 8.125% due 01/01/2049, valued at $302,400,001); expected proceeds $280,059,500	2.550%	04/01/2019	04/01/2019	280,000,000	280,000,000
See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/29/2019 (collateralized by Federal Home Loan Mortgage Corporations, 0.134% – 14.537% due 04/15/2021 – 08/15/2051, a Federal National Mortgage Association, 2.520% due 05/25/2035, Government National Mortgage Associations, 3.215% – 5.000% due 12/20/2039 – 01/20/2041, and U.S. Treasury Notes, 1.250% – 2.750% due 03/31/2021 – 05/31/2024, valued at $46,200,365); expected proceeds $45,009,638	2.570%	04/01/2019	04/01/2019	$ 45,000,000	$ 45,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 03/29/2019 (collateralized by Government National Mortgage Associations, 3.000% – 3.500% due 05/20/2046 – 11/20/2047, valued at $61,200,001); expected proceeds $60,012,550	2.510%	04/01/2019	04/01/2019	60,000,000	60,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 03/28/2019 (collateralized by a Federal Home Loan Mortgage Corporation, 4.000% due 03/01/2049, Federal Home Loan Mortgage Corporation Strips, 0.000% – 5.500% due 03/01/2032 – 04/15/2037, Federal National Mortgage Associations, 4.000% due 01/01/2034 – 04/01/2049, and Federal National Mortgage Associations Strips, 0.000% – 6.000% due 12/01/2032 – 02/01/2048, valued at $280,500,000); expected proceeds $275,147,049	2.750%	04/04/2019	04/04/2019	275,000,000	275,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 03/29/2019 (collateralized by Federal Home Loan Mortgage Corporations, 2.830% – 5.035% due 03/01/2032 – 01/01/2049, Federal National Mortgage Associations, 2.000% – 7.000% due 01/01/2021 – 04/01/2049, and a Federal National Mortgage Association Strip, 0.000% due 04/01/2032, valued at $335,580,000); expected proceeds $329,070,461	2.570%	04/01/2019	04/01/2019	329,000,000	329,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 03/29/2019 (collateralized by Government National Mortgage Associations, 3.000% – 6.000% due 06/20/2028 – 09/15/2060, and a Resolution Funding Strip, 0.000% due 04/15/2030, valued at $306,000,000); expected proceeds $300,064,000	2.560%	04/01/2019	04/01/2019	300,000,000	300,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 03/29/2019 (collateralized by Federal Home Loan Mortgage Corporations, 2.938% – 3.138% due 05/15/2022 – 09/15/2022, Government National Mortgage Associations, 2.810% – 8.500% due 12/15/2022 – 11/15/2056, a U.S. Treasury Bill, 0.000% due 06/20/2019, U.S. Treasury Bonds, 2.500% – 4.500% due 05/15/2038 – 02/15/2045, a U.S. Treasury Note, 1.625% due 07/31/2020, and a U.S. Treasury Strip, 0.000% due 11/15/2035, valued at $178,500,001); expected proceeds $175,040,396	2.770%	04/01/2019	04/01/2019	175,000,000	175,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 03/29/2019 (collateralized by a Federal Home Loan Mortgage Corporation, 3.500% due 03/01/2049, and Federal National Mortgage Associations, 4.000% – 4.500% due 02/01/2034 – 04/01/2049, valued at $306,067,065); expected proceeds $300,065,750	2.630%	04/01/2019	04/01/2019	300,000,000	300,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					2,489,000,000
See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS—1.1%
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/29/2019 (collateralized by a U.S. Treasury Bond, 2.750% due 08/15/2042, and U.S. Treasury Notes, 1.000% – 2.000% due 08/31/2019 – 08/15/2025, valued at $92,066,610); expected proceeds $90,019,200	2.480%	04/01/2019	04/05/2019	$ 90,000,000	$ 90,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/29/2019 (collateralized by U.S. Treasury Notes, 2.250% – 2.625% due 03/31/2021 – 01/31/2026, valued at $20,400,021); expected proceeds $20,004,250	2.550%	04/01/2019	04/01/2019	20,000,000	20,000,000
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 03/25/2019 (collateralized by U.S. Treasury Bills, 0.000% due 04/18/2019 – 05/02/2019, U.S. Treasury Bonds, 2.875% – 7.625% due 11/15/2022 – 08/15/2045, U.S. Treasury Inflation Index Bonds, 0.750% – 3.875% due 01/15/2027 – 02/15/2045, U.S. Treasury Inflation Index Notes, 0.375% – 1.875% due 07/15/2019 – 01/15/2028, U.S. Treasury Notes, 1.375% – 2.750% due 08/31/2020 – 08/15/2026, and various Corporate Bonds, 3.933% – 7.995% due 05/01/2020 – 09/01/2041, valued at $53,687,594); expected proceeds $50,051,100(c)	2.628%	04/08/2019	04/08/2019	50,000,000	50,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					160,000,000
OTHER REPURCHASE AGREEMENTS—3.3%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 03/22/2019 (collateralized by various Corporate Bonds, 2.070% – 4.000% due 10/15/2020 – 03/25/2066, valued at $89,250,000); expected proceeds $85,616,250(c)	2.900%	04/01/2019	06/20/2019	85,000,000	85,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 03/29/2019 (collateralized by various Corporate Bonds, 1.650% – 6.875% due 09/27/2019 – 04/01/2049, valued at $106,073,568); expected proceeds $100,021,250	2.550%	04/01/2019	04/01/2019	100,000,000	100,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/29/2019 (collateralized by various Corporate Bonds, 0.000% – 10.125% due 04/11/2019 – 04/20/2055, valued at $114,630,289); expected proceeds $100,750,000(c)	3.000%	04/01/2019	06/27/2019	100,000,000	100,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 03/25/2019 (collateralized by various Corporate Bonds, 1.375% – 3.125% due 05/12/2020 – 09/18/2028, valued at $102,050,924); expected proceeds $100,049,583	2.550%	04/01/2019	04/01/2019	100,000,000	100,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 03/29/2019 (collateralized by various Corporate Bonds, 0.000% – 3.000% due 04/26/2019 – 11/22/2027, valued at $76,601,221); expected proceeds $75,015,625	2.500%	04/01/2019	04/01/2019	75,000,000	75,000,000
TOTAL OTHER REPURCHASE AGREEMENTS					460,000,000
TOTAL INVESTMENTS –99.8%(d) (Cost $14,060,855,825)					14,062,940,414
Other Assets in Excess of Liabilities —0.2%					25,361,314
NET ASSETS –100.0%					$ 14,088,301,728

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

(a)	The rate shown is the yield-to-maturity from date of acquisition.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $410,000,000 or 3.0% of net assets as of March 31, 2019.
(d)	Also represents the cost for federal tax purposes.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Asset Backed Commercial Paper	$—	$ 1,210,246,422	$—	$ 1,210,246,422
Certificates of Deposit	—	5,216,443,724	—	5,216,443,724
Financial Company Commercial Paper	—	2,195,287,948	—	2,195,287,948
Other Notes	—	2,331,962,320	—	2,331,962,320
Government Agency Repurchase Agreements	—	2,489,000,000	—	2,489,000,000
Treasury Repurchase Agreements	—	160,000,000	—	160,000,000
Other Repurchase Agreements	—	460,000,000	—	460,000,000
Total Investments	$—	$14,062,940,414	$—	$14,062,940,414
See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT—42.5%
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.15%(a)	2.337%	04/18/2019	07/18/2019	$ 136,150,000	$ 136,145,833
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.14%(a)	2.350%	04/02/2019	07/02/2019	168,000,000	167,997,874
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.13%(a)	2.356%	04/07/2019	06/07/2019	184,300,000	184,286,440
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.13%(a)	2.359%	04/01/2019	04/01/2019	290,000,000	290,000,000
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.10%(a)	2.382%	04/16/2019	04/16/2019	199,000,000	198,999,725
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.09%(a)	2.392%	04/19/2019	06/19/2019	200,000,000	199,968,706
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.10%(a)	2.393%	04/20/2019	09/20/2019	227,000,000	226,994,652
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.07%(a)	2.417%	04/17/2019	12/17/2019	275,000,000	274,994,262
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.06%(a)	2.430%	04/03/2019	12/03/2019	350,000,000	349,992,923
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.06%(a)	2.433%	04/10/2019	12/10/2019	325,000,000	324,999,550
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.05%(a)	2.436%	04/25/2019	02/25/2020	150,000,000	149,988,144
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.05%(a)	2.441%	04/25/2019	02/25/2020	240,000,000	239,961,081
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.04%(a)	2.453%	04/10/2019	02/10/2020	200,000,000	199,981,339
Federal Farm Credit Bank, Secured Overnight Financing Rate + 0.03%(a)	2.460%	03/30/2019	02/06/2020	115,000,000	115,000,000
Federal Farm Credit Bank, 3 Month USD MMY + 0.12%(a)	2.545%	03/30/2019	05/08/2019	77,250,000	77,256,890
Federal Farm Credit Bank, 3 Month USD LIBOR - 0.12%(a)	2.651%	04/27/2019	01/27/2020	25,000,000	25,005,703
Federal Farm Credit Bank, 1 Month USD LIBOR + 0.18%(a)	2.673%	04/11/2019	10/11/2019	50,000,000	50,064,404
Federal Home Loan Bank, 1 Month USD LIBOR - 0.13%(a)	2.357%	04/16/2019	07/16/2019	340,200,000	340,200,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.13%(a)	2.365%	04/02/2019	08/02/2019	500,000,000	500,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.13%(a)	2.374%	04/26/2019	07/26/2019	99,800,000	99,800,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.11%(a)	2.379%	04/01/2019	04/01/2019	410,000,000	410,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.12%(a)	2.384%	04/26/2019	04/26/2019	337,000,000	337,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.11%(a)	2.388%	04/01/2019	05/28/2019	271,700,000	271,694,193
Federal Home Loan Bank, 1 Month USD LIBOR - 0.09%(a)	2.393%	04/05/2019	04/05/2019	298,000,000	298,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.09%(a)	2.394%	04/15/2019	04/15/2019	500,000,000	500,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.11%(a)	2.394%	04/26/2019	05/24/2019	338,000,000	338,000,000
Federal Home Loan Bank (b)	2.398%	05/10/2019	05/10/2019	475,000,000	473,766,029
Federal Home Loan Bank, 1 Month USD LIBOR - 0.09%(a)	2.401%	04/24/2019	06/24/2019	214,000,000	214,000,000
Federal Home Loan Bank (b)	2.410%	05/15/2019	05/15/2019	208,000,000	207,387,325
Federal Home Loan Bank (b)	2.414%	04/17/2019	04/17/2019	300,000,000	299,678,133
Federal Home Loan Bank, 1 Month USD LIBOR - 0.07%(a)	2.417%	04/19/2019	09/19/2019	200,000,000	200,000,000
Federal Home Loan Bank (b)	2.423%	05/24/2019	05/24/2019	401,000,000	399,569,555
Federal Home Loan Bank (b)	2.430%	07/22/2019	07/22/2019	185,400,000	183,998,376
Federal Home Loan Bank (b)	2.430%	07/24/2019	07/24/2019	337,200,000	334,605,246
Federal Home Loan Bank (b)	2.430%	07/26/2019	07/26/2019	336,600,000	333,964,422
Federal Home Loan Bank, 1 Month USD LIBOR - 0.06%(a)	2.430%	04/04/2019	12/04/2019	500,000,000	500,000,000
Federal Home Loan Bank (b)	2.438%	08/07/2019	08/07/2019	290,000,000	287,486,151
Federal Home Loan Bank, 1 Month USD LIBOR - 0.04%(a)	2.449%	04/01/2019	08/30/2019	125,000,000	125,000,000
Federal Home Loan Bank (b)	2.450%	06/12/2019	06/12/2019	196,000,000	196,000,000
Federal Home Loan Bank (b)	2.450%	06/13/2019	06/13/2019	196,000,000	196,000,000
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.02%(a)	2.450%	03/30/2019	08/27/2019	347,100,000	347,100,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.04%(a)	2.454%	04/01/2019	11/29/2019	230,000,000	230,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.04%(a)	2.458%	03/31/2019	11/25/2019	175,900,000	175,900,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.04%(a)	2.459%	04/26/2019	08/26/2019	250,000,000	250,000,000
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.03%(a)	2.460%	03/30/2019	12/06/2019	341,500,000	341,500,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.03%(a)	2.463%	04/20/2019	04/20/2020	200,000,000	200,000,000
Federal Home Loan Bank, 3 Month USD LIBOR - 0.32%(a)	2.463%	04/10/2019	04/10/2019	669,800,000	669,800,000
Federal Home Loan Bank (b)	2.465%	04/23/2019	04/23/2019	200,000,000	199,698,722
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.04%(a)	2.465%	03/30/2019	02/21/2020	267,500,000	267,500,000
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.04%(a)	2.470%	03/30/2019	05/15/2019	250,000,000	250,000,000
See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Federal Home Loan Bank, 1 Month USD LIBOR - 0.02%(a)	2.473%	03/31/2019	01/06/2020	$ 324,400,000	$ 324,400,000
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.05%(a)	2.480%	03/30/2019	01/17/2020	54,700,000	54,700,000
Federal Home Loan Bank (b)	2.490%	05/22/2019	05/22/2019	330,000,000	328,865,675
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.07%(a)	2.495%	03/30/2019	11/15/2019	225,000,000	225,000,000
Federal Home Loan Bank (b)	2.500%	05/28/2019	05/28/2019	500,000,000	498,020,833
Federal Home Loan Bank (b)	2.559%	05/17/2019	05/17/2019	495,000,000	494,984,115
Federal Home Loan Bank (b)	2.563%	05/20/2019	05/20/2019	100,000,000	99,996,300
Federal Home Loan Mortgage Corp., 1 Month USD LIBOR - 0.10%(a)	2.387%	04/19/2019	06/19/2019	482,300,000	482,300,000
Federal Home Loan Mortgage Corp., 3 Month USD LIBOR - 0.22%(a)	2.392%	06/07/2019	06/07/2019	275,300,000	275,262,717
Federal Home Loan Mortgage Corp. (b)	2.398%	05/13/2019	05/13/2019	178,300,000	177,801,176
Federal Home Loan Mortgage Corp. (b)	2.412%	06/20/2019	06/20/2019	228,000,000	226,777,920
Federal Home Loan Mortgage Corp. (b)	2.423%	07/17/2019	07/17/2019	443,000,000	439,809,649
Federal Home Loan Mortgage Corp. (b)	2.453%	09/09/2019	09/09/2019	139,100,000	137,574,023
Federal Home Loan Mortgage Corp., Secured Overnight Financing Rate - 0.03%(a)	2.460%	03/30/2019	06/19/2019	419,000,000	419,000,000
Federal Home Loan Mortgage Corp., 3 Month USD LIBOR - 0.33%(a)	2.467%	04/09/2019	04/09/2019	672,300,000	672,300,000
Federal Home Loan Mortgage Corp. (b)	2.475%	05/20/2019	05/20/2019	575,000,000	573,107,205
Federal National Mortgage Assoc., Secured Overnight Financing Rate + 0.07%(a)	2.500%	03/30/2019	10/30/2019	132,300,000	132,300,000
Federal National Mortgage Assoc., Secured Overnight Financing Rate + 0.10%(a)	2.530%	03/30/2019	04/30/2020	50,000,000	50,000,000
Federal National Mortgage Assoc. (b)	2.661%	08/02/2019	08/02/2019	400,000,000	397,625,863
TOTAL GOVERNMENT AGENCY DEBT					19,199,111,154
TREASURY DEBT—22.8%
U.S. Treasury Bill (b)	2.385%	05/09/2019	05/09/2019	400,000,000	398,993,000
U.S. Treasury Bill (b)	2.400%	05/16/2019	05/16/2019	200,000,000	199,400,000
U.S. Treasury Bill (b)	2.415%	04/18/2019	04/18/2019	550,000,000	549,368,521
U.S. Treasury Bill (b)	2.415%	09/26/2019	09/26/2019	300,000,000	296,417,750
U.S. Treasury Bill (b)	2.440%	08/08/2019	08/08/2019	175,000,000	173,469,917
U.S. Treasury Bill (b)	2.445%	09/19/2019	09/19/2019	700,000,000	691,859,996
U.S. Treasury Bill (b)	2.450%	08/01/2019	08/01/2019	195,000,000	193,380,958
U.S. Treasury Bill (b)	2.453%	09/12/2019	09/12/2019	850,000,000	840,495,768
U.S. Treasury Bill (b)	2.455%	09/05/2019	09/05/2019	800,000,000	791,430,476
U.S. Treasury Bill (b)	2.465%	05/23/2019	05/23/2019	300,000,000	298,931,833
U.S. Treasury Bill (b)	2.480%	06/13/2019	06/13/2019	250,000,000	248,742,778
U.S. Treasury Bill (b)	2.488%	06/20/2019	06/20/2019	250,000,000	248,619,067
U.S. Treasury Note (b)	1.250%	06/30/2019	06/30/2019	103,900,000	103,586,144
U.S. Treasury Note, 3 Month USD MMY(a)	2.425%	03/30/2019	01/31/2020	541,400,000	541,336,091
U.S. Treasury Note, 3 Month USD MMY + 0.03%(a)	2.458%	03/30/2019	04/30/2020	1,338,922,000	1,338,865,427
U.S. Treasury Note, 3 Month USD MMY + 0.04%(a)	2.468%	03/30/2019	07/31/2020	89,400,000	89,332,543
U.S. Treasury Note (b)	2.469%	07/31/2019	07/31/2019	120,000,000	119,564,557
U.S. Treasury Note, 3 Month USD MMY + 0.05%(a)	2.470%	03/30/2019	10/31/2020	124,100,000	123,988,052
U.S. Treasury Note, 3 Month USD MMY + 0.05%(a)	2.473%	03/30/2019	10/31/2019	530,000,000	530,108,096
U.S. Treasury Note (b)	2.474%	06/30/2019	06/30/2019	270,000,000	269,016,043
U.S. Treasury Note, 3 Month USD MMY + 0.06%(a)	2.485%	03/30/2019	07/31/2019	868,400,000	868,611,734
U.S. Treasury Note, 3 Month USD MMY + 0.07%(a)	2.495%	03/30/2019	04/30/2019	629,576,200	629,602,205
U.S. Treasury Note (b)	2.553%	05/31/2019	05/31/2019	274,000,000	273,369,874
U.S. Treasury Note (b)	2.609%	07/31/2019	07/31/2019	499,100,000	496,357,558
TOTAL TREASURY DEBT					10,314,848,388
See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—16.6%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 03/29/2019 (collateralized by a Federal Home Loan Mortgage Corporation, 4.000% due 04/15/2043, valued at $36,720,000); expected proceeds $34,007,367	2.600%	04/01/2019	04/01/2019	$ 34,000,000	$ 34,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 03/29/2019 (collateralized by Federal Home Loan Mortgage Corporations, 3.713% – 4.571% due 10/01/2040 – 02/01/2049, Federal National Mortgage Associations, 3.500% – 4.500% due 03/01/2047 – 12/01/2048, and Government National Mortgage Associations, 3.500% – 5.000% due 08/20/2043 – 03/20/2049, valued at $707,014,331); expected proceeds $693,151,305	2.620%	04/01/2019	04/01/2019	693,000,000	693,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 03/29/2019 (collateralized by Government National Mortgage Associations, 3.000% – 4.000% due 06/20/2047 – 01/20/2049, valued at $71,415,530); expected proceeds $70,015,225	2.610%	04/01/2019	04/01/2019	70,000,000	70,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 03/29/2019 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 6.500% due 11/01/2037 – 09/01/2048, a Federal Home Loan Mortgage Corporation Strip, 6.500% due 06/01/2031, Federal National Mortgage Associations, 0.000% – 6.000% due 07/01/2030 – 04/25/2049, a Federal National Mortgage Association Strip, 5.500% due 03/01/2042, Government National Mortgage Associations, 3.000% – 5.000% due 11/15/2039 – 03/20/2049, and U.S. Treasury Notes, 1.375% – 2.375% due 12/31/2019 – 06/30/2023, valued at $94,423,115); expected proceeds $91,019,413
	2.560%	04/01/2019	04/01/2019	91,000,000	91,000,000
Agreement with Canadian Imperial Bank of Commerce and Bank of New York Mellon (Tri-Party), dated 03/29/2019 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 4.500% due 08/01/2047 – 06/01/2048, and a U.S. Treasury Note, 2.000% due 06/30/2024, valued at $127,500,043); expected proceeds $125,026,250	2.520%	04/01/2019	04/01/2019	125,000,000	125,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/29/2019 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% – 24.367% due 01/15/2021 – 05/15/2053, Federal Home Loan Mortgage Corporation Strips, 3.511% - 3.561% due 09/15/2042 – 08/15/2044, Federal National Mortgage Associations, 0.000% – 17.906% due 12/25/2019 – 09/25/2057, and Federal National Mortgage Associations Strips, 3.500% – 5.500% due 05/01/2037 – 02/01/2047, valued at $254,394,143); expected proceeds $236,050,543	2.570%	04/01/2019	04/01/2019	236,000,000	236,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/29/2019 (collateralized by Federal Home Loan Mortgage Corporations, 0.134% – 8.000% due 04/15/2021 – 02/25/2028, a Federal National Mortgage Association, 2.520% due 05/25/2035, Government National Mortgage Associations, 0.000% – 6.500% due 04/20/2034 – 06/20/2068, U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 01/15/2023 – 01/15/2026, and U.S. Treasury Notes, 1.375% – 2.125% due 01/31/2020 – 12/31/2022, valued at $968,341,793); expected proceeds $900,435,750	2.490%	04/05/2019	04/05/2019	900,000,000	900,000,000
See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 03/29/2019 (collateralized by Federal National Mortgage Associations, 3.000% – 4.000% due 02/01/2047 – 05/01/2047, and a Government National Mortgage Association, 5.000% due 02/15/2038, valued at $81,600,000); expected proceeds $80,017,667	2.650%	04/01/2019	04/01/2019	$ 80,000,000	$ 80,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 03/29/2019 (collateralized by Federal National Mortgage Associations, 3.000% – 5.000% due 02/01/2047 – 08/01/2048, a Government National Mortgage Association, 5.000% due 04/15/2038, and a U.S. Treasury Note, 1.875% due 09/30/2022, valued at $35,700,017); expected proceeds $35,007,729	2.650%	04/01/2019	04/01/2019	35,000,000	35,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 03/25/2019 (collateralized by a Federal Farm Credit Bank, 3.000% due 05/19/2036, Federal Home Loan Banks, 1.875% – 4.060% due 11/29/2021 – 09/13/2041, and U.S. Treasury Bonds, 2.875% – 3.000% due 05/15/2043 – 05/15/2047, valued at $306,000,062); expected proceeds $300,152,833	2.620%	04/01/2019	04/01/2019	300,000,000	300,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 03/25/2019 (collateralized by Government National Mortgage Associations, 2.600% – 6.000% due 01/16/2027 – 11/16/2061, valued at $280,500,000); expected proceeds $275,140,097	2.620%	04/01/2019	04/01/2019	275,000,000	275,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 03/28/2019 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 7.500% due 09/15/2019 – 03/01/2049, Federal National Mortgage Associations, 2.000% – 7.500% due 05/25/2019 – 02/01/2049, and Government National Mortgage Associations, 2.450% – 7.500% due 10/20/2031 – 08/20/2045, valued at $510,000,000); expected proceeds $500,262,500	2.700%	04/04/2019	04/04/2019	500,000,000	500,000,000
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 03/28/2019 (collateralized by Federal National Mortgage Associations, 3.500% – 5.500% due 07/01/2020 – 07/01/2056, valued at $102,000,000); expected proceeds $100,052,500	2.700%	04/04/2019	04/04/2019	100,000,000	100,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 03/27/2019 (collateralized by Federal Home Loan Mortgage Corporations, 3.500% – 4.000% due 07/01/2048 – 08/01/2048, Federal National Mortgage Associations, 0.000% – 6.500% due 06/01/2024 – 04/01/2049, and Federal National Mortgage Associations Strips, 5.000% – 6.000% due 09/01/2035 – 08/01/2038, valued at $765,000,000); expected proceeds $750,393,750	2.700%	04/03/2019	04/03/2019	750,000,000	750,000,000
See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 03/28/2019 (collateralized by Federal Home Loan Mortgage Corporations, 4.000% due 01/01/2034 – 08/01/2044, Federal Home Loan Mortgage Corporation Strips, 0.000% – 5.000% due 03/01/2032 – 11/15/2046, Federal National Mortgage Associations, 3.500% – 5.500% due 04/01/2020 – 04/01/2049, Federal National Mortgage Associations Strips, 0.000% – 7.000% due 06/25/2023 – 01/01/2048, Government National Mortgage Associations, 2.500% – 4.000% due 06/20/2031 – 03/20/2049, and a Government National Mortgage Association Strip, 0.000% due 07/20/2034, valued at $744,600,000); expected proceeds $730,390,347
	2.750%	04/04/2019	04/04/2019	$ 730,000,000	$ 730,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 03/29/2019 (collateralized by Federal Home Loan Mortgage Corporations, 2.118% – 6.000% due 12/01/2023 – 03/01/2049, and Federal National Mortgage Associations, 2.540% – 5.000% due 06/01/2020 – 02/01/2048, valued at $349,860,000); expected proceeds $343,073,459	2.570%	04/01/2019	04/01/2019	343,000,000	343,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 03/29/2019 (collateralized by Government National Mortgage Associations, 3.500% – 5.000% due 03/20/2043 – 11/20/2048, valued at $82,620,000); expected proceeds $81,017,280	2.560%	04/01/2019	04/01/2019	81,000,000	81,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 03/29/2019 (collateralized by a Government National Mortgage Association, 4.000% due 10/20/2048, valued at $448,800,000); expected proceeds $440,094,233	2.570%	04/01/2019	04/01/2019	440,000,000	440,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 03/29/2019 (collateralized by Federal National Mortgage Associations, 3.500% – 5.000% due 01/01/2043 – 03/01/2049, and Government National Mortgage Associations, 4.500% – 5.500% due 02/20/2045 – 02/20/2049, valued at $168,300,000); expected proceeds $165,035,338	2.570%	04/01/2019	04/01/2019	165,000,000	165,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 03/29/2019 (collateralized by Federal Home Loan Mortgage Corporations, 5.328% – 5.650% due 07/01/2020 – 11/01/2030, Government National Mortgage Associations, 3.000% – 7.000% due 07/15/2027 – 07/20/2067, a Resolution Funding Strip, 0.000% due 04/15/2030, a U.S. Treasury Bill, 0.000% due 06/20/2019, and U.S. Treasury Notes, 1.375% – 2.875% due 06/30/2020 – 05/15/2028, valued at $102,000,000); expected proceeds $100,023,083	2.770%	04/01/2019	04/01/2019	100,000,000	100,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 03/29/2019 (collateralized by Federal Home Loan Mortgage Corporations, 2.329% – 4.872% due 09/01/2021 – 03/01/2049, and Federal National Mortgage Associations, 2.494% – 4.618% due 03/01/2034 – 04/01/2049, valued at $1,489,526,383); expected proceeds $1,460,319,983	2.630%	04/01/2019	04/01/2019	1,460,000,000	1,460,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					7,508,000,000
See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS—17.7%
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 03/29/2019 (collateralized by a U.S. Treasury Inflation Index Bond, 1.375% due 02/15/2044, and U.S. Treasury Notes, 1.750% – 2.125% due 10/31/2020 – 05/15/2025, valued at $53,051,533); expected proceeds $52,011,267	2.600%	04/01/2019	04/01/2019	$ 52,000,000	$ 52,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 03/29/2019 (collateralized by U.S. Treasury Inflation Index Bonds, 0.875% – 3.375% due 01/15/2026 – 02/15/2047, and U.S. Treasury Inflation Index Notes, 0.125% – 1.250% due 04/15/2020 – 07/15/2026, valued at $1,402,500,008); expected proceeds $1,375,275,000	2.400%	04/01/2019	04/01/2019	1,375,000,000	1,375,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 03/29/2019 (collateralized by U.S. Treasury Notes, 2.500% – 2.875% due 01/31/2021 – 08/15/2028, valued at $479,400,017); expected proceeds $470,097,917	2.500%	04/01/2019	04/01/2019	470,000,000	470,000,000
Agreement with Canadian Imperial Bank of Commerce and Bank of New York Mellon (Tri-Party), dated 03/05/2019 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 4.500% due 03/01/2030 – 03/01/2049, Federal National Mortgage Associations, 3.500% – 5.000% due 03/01/2043 – 01/01/2049, Government National Mortgage Associations, 4.500% due 10/20/2048 – 01/20/2049, U.S. Treasury Bonds, 3.375% due 11/15/2048, a U.S. Treasury Inflation Index Bond, 1.000% due 02/15/2048, U.S. Treasury Inflation Index Notes, 0.500% – 0.750% due 01/15/2028 – 07/15/2028, and U.S. Treasury Notes, 1.750% – 3.125% due 05/15/2021 – 11/15/2028, valued at $341,700,142); expected proceeds $335,712,526
	2.470%	04/05/2019	04/05/2019	335,000,000	335,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/29/2019 (collateralized by U.S. Treasury Bonds, 2.750% – 4.500% due 05/15/2038 – 08/15/2042, a U.S. Treasury Inflation Index Note, 0.375% due 07/15/2025, and U.S. Treasury Notes, 0.875% – 1.625% due 07/31/2019 – 08/15/2022, valued at $510,425,418); expected proceeds $500,241,111	2.480%	04/05/2019	04/05/2019	500,000,000	500,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 03/29/2019 (collateralized by a Federal Home Loan Mortgage Corporation, 3.500% due 09/01/2042, Federal National Mortgage Associations, 3.000% – 5.000% due 02/01/2047 – 08/01/2048, a Government National Mortgage Association, 5.000% due 02/15/2038, and a U.S. Treasury Note, 2.000% due 02/15/2025, valued at $143,820,015); expected proceeds $141,030,550	2.600%	04/01/2019	04/01/2019	141,000,000	141,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 03/25/2019 (collateralized by U.S. Treasury Bills, 0.000% due 05/09/2019 – 05/16/2019, and U.S. Treasury Strips, 0.000% due 08/15/2019 – 02/15/2029, valued at $204,000,001); expected proceeds $200,101,111	2.600%	04/01/2019	04/01/2019	200,000,000	200,000,000
See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 03/26/2019 (collateralized by a U.S. Treasury Bill, 0.000% due 04/25/2019, U.S. Treasury Notes, 1.375% – 2.625% due 01/31/2021 – 06/15/2021, and a U.S. Treasury Strip, 0.000% due 11/15/2028, valued at $255,000,020); expected proceeds $250,127,361	2.620%	04/02/2019	04/02/2019	$ 250,000,000	$ 250,000,000
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 03/29/2019 (collateralized by a U.S. Treasury Inflation Index Bond, 3.625% due 04/15/2028, a U.S. Treasury Inflation Index Note, 0.625% due 04/15/2023, U.S. Treasury Notes, 1.750% – 2.125% due 06/30/2022 – 09/30/2024, and U.S. Treasury Strips, 0.000% due 11/15/2024 – 08/15/2028, valued at $102,000,001); expected proceeds $100,021,500	2.580%	04/01/2019	04/01/2019	100,000,000	100,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 03/29/2019 (collateralized by U.S. Treasury Notes, 1.500% – 2.625% due 08/31/2020 – 02/28/2023, valued at $91,800,030); expected proceeds $90,019,125	2.550%	04/01/2019	04/01/2019	90,000,000	90,000,000
Agreement with LLOYDS Bank PLC and Clearstream (Tri-Party), and dated 01/28/2019 (collateralized by a U.S. Treasury Bill, 2.625% due 12/15/2021, a U.S. Treasury Inflation Index Bond, 1.375% due 02/15/2044, and U.S. Treasury Notes, 1.375% – 2.875% due 06/30/2023 – 05/15/2028, valued at $205,405,902); expected proceeds $201,227,111 (c)	2.510%	04/01/2019	04/26/2019	200,000,000	200,000,000
Agreement with MUFG Securities, dated 03/29/2019 (collateralized by U.S. Treasury Bonds, 2.500% - 3.125% due 02/15/2043 – 05/15/2048, valued at $280,454,005); expected proceeds $275,145,979	2.730%	04/05/2019	04/05/2019	275,000,000	275,000,000
Agreement with MUFG Securities, dated 03/29/2019 (collateralized by U.S. Treasury Bonds, 3.000% - 3.375% due 02/15/2047 – 11/15/2048, and U.S. Treasury Notes, 1.375% - 3.125% due 05/31/2020 – 11/15/2028, valued at $714,040,894); expected proceeds $700,145,833	2.500%	04/01/2019	04/01/2019	700,000,000	700,000,000
Agreement with National Australia Bank, dated 03/29/2019 (collateralized by a U.S. Treasury Note, 2.500% due 02/28/2021, valued at $255,241,272); expected proceeds $250,052,083	2.500%	04/01/2019	04/01/2019	250,000,000	250,000,000
Agreement with Norinchukin Bank and Bank of New York Mellon (Tri-Party), dated 02/08/2019 (collateralized by U.S. Treasury Inflation Index Notes, 0.375% – 1.125% due 01/15/2021 – 01/15/2027, and a U.S. Treasury Note, 2.000% due 11/15/2026, valued at $178,500,074); expected proceeds $176,111,250 (c)	2.540%	05/09/2019	05/09/2019	175,000,000	175,000,000
Agreement with Norinchukin Bank and Bank of New York Mellon (Tri-Party), dated 03/11/2019 (collateralized by U.S. Treasury Inflation Index Notes, 0.375% – 1.125% due 01/15/2021 – 01/15/2027, and a U.S. Treasury Note, 2.000% due 11/15/2026, valued at $372,300,029); expected proceeds $367,266,244 (c)	2.540%	06/07/2019	06/07/2019	365,000,000	365,000,000
Agreement with Norinchukin Bank and Bank of New York Mellon (Tri-Party), dated 03/22/2019 (collateralized by U.S. Treasury Inflation Index Notes, 0.375% – 1.125% due 01/15/2021 – 01/15/2027, and U.S. Treasury Notes, 2.000% – 3.375% due 11/15/2019 – 11/15/2026, valued at $183,600,093); expected proceeds $181,193,800 (c)	2.540%	06/24/2019	06/24/2019	180,000,000	180,000,000
See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Prudential Insurance Co., dated 03/29/2019 (collateralized by U.S. Treasury Bonds, 2.875% - 3.125% due 05/15/2043 – 05/15/2048, valued at $130,552,335); expected proceeds $127,871,982	2.650%	04/01/2019	04/01/2019	$ 127,843,750	$ 127,843,750
Agreement with Prudential Insurance Co., dated 03/29/2019 (collateralized by U.S. Treasury Strips, 0.000% due 11/15/2021 – 11/15/2027, valued at $109,110,906); expected proceeds $107,086,143	2.650%	04/01/2019	04/01/2019	107,062,500	107,062,500
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 03/29/2019 (collateralized by a U.S. Treasury Inflation Index Bond, 2.125% due 02/15/2040, a U.S. Treasury Inflation Index Note, 0.125% due 04/15/2020, and U.S. Treasury Notes, 0.875% – 2.625% due 09/15/2019 – 08/31/2022, valued at $683,400,026); expected proceeds $670,136,792	2.450%	04/01/2019	04/01/2019	670,000,000	670,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 03/29/2019 (collateralized by U.S. Treasury Notes, 1.750% – 2.625% due 11/30/2019 – 01/31/2026, valued at $390,660,042); expected proceeds $383,081,388	2.550%	04/01/2019	04/01/2019	383,000,000	383,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 03/29/2019 (collateralized by U.S. Treasury Bonds, 3.000% – 7.625% due 02/15/2025 – 02/15/2048, U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 07/15/2021 – 01/15/2025, and U.S. Treasury Notes, 1.000% – 3.125% due 11/15/2019 – 02/15/2026, valued at $414,120,071); expected proceeds $406,093,042	2.750%	04/01/2019	04/01/2019	406,000,000	406,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 03/29/2019 (collateralized by U.S. Treasury Bonds, 3.125% – 6.000% due 02/15/2026 – 02/15/2043, and U.S. Treasury Notes, 1.000% – 3.625% due 11/15/2019 – 08/15/2026, valued at $663,000,010); expected proceeds $650,150,042	2.770%	04/01/2019	04/01/2019	650,000,000	650,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					8,001,906,250
TOTAL INVESTMENTS –99.6% (d)(e)					45,023,865,792
Other Assets in Excess of Liabilities —0.4%					169,902,340
NET ASSETS –100.0%					$ 45,193,768,132
(a)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Rate shown is the discount rate at time of purchase.
(c)	Illiquid security. These securities represent $920,000,000 or 2.0% of net assets as of March 31, 2019.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (see accompanying notes to schedule of investments).
See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—101.9%
U.S. Treasury Bill (a)	2.380%	04/11/2019	04/11/2019	$ 415,000,000	$ 414,724,474
U.S. Treasury Bill (a)	2.383%	05/02/2019	05/02/2019	237,000,000	236,510,622
U.S. Treasury Bill (a)	2.385%	04/09/2019	04/09/2019	549,820,000	549,527,385
U.S. Treasury Bill (a)	2.385%	05/09/2019	05/09/2019	150,125,000	149,747,060
U.S. Treasury Bill (a)	2.390%	04/25/2019	04/25/2019	64,000,000	63,898,027
U.S. Treasury Bill (a)	2.395%	05/28/2019	05/28/2019	389,400,000	387,949,269
U.S. Treasury Bill (a)	2.400%	04/02/2019	04/02/2019	476,104,000	476,072,503
U.S. Treasury Bill (a)	2.400%	04/16/2019	04/16/2019	561,200,000	560,636,925
U.S. Treasury Bill (a)	2.400%	04/23/2019	04/23/2019	735,700,000	734,603,683
U.S. Treasury Bill (a)	2.400%	05/07/2019	05/07/2019	432,500	431,462
U.S. Treasury Bill (a)	2.400%	05/14/2019	05/14/2019	454,625,000	453,321,742
U.S. Treasury Bill (a)	2.400%	05/16/2019	05/16/2019	357,500,000	356,428,281
U.S. Treasury Bill (a)	2.405%	05/30/2019	05/30/2019	454,128,000	452,326,914
U.S. Treasury Bill (a)	2.410%	04/30/2019	04/30/2019	250,000,000	249,515,056
U.S. Treasury Bill (a)	2.413%	06/06/2019	06/06/2019	100,000,000	99,557,963
U.S. Treasury Bill (a)	2.415%	04/18/2019	04/18/2019	536,700,000	536,088,790
U.S. Treasury Bill (a)	2.415%	09/26/2019	09/26/2019	103,750,000	102,511,138
U.S. Treasury Bill (a)	2.420%	05/21/2019	05/21/2019	173,000,000	172,418,528
U.S. Treasury Bill (a)	2.440%	08/08/2019	08/08/2019	50,625,000	50,182,369
U.S. Treasury Bill (a)	2.445%	09/19/2019	09/19/2019	101,500,000	100,319,732
U.S. Treasury Bill (a)	2.450%	07/25/2019	07/25/2019	52,250,000	51,841,071
U.S. Treasury Bill (a)	2.450%	08/01/2019	08/01/2019	46,011,000	45,628,981
U.S. Treasury Bill (a)	2.453%	09/12/2019	09/12/2019	98,950,000	97,843,354
U.S. Treasury Bill (a)	2.455%	08/22/2019	08/22/2019	57,000,000	56,444,147
U.S. Treasury Bill (a)	2.455%	08/29/2019	08/29/2019	103,550,000	102,490,770
U.S. Treasury Bill (a)	2.460%	07/18/2019	07/18/2019	125,000,000	124,077,500
U.S. Treasury Bill (a)	2.465%	04/04/2019	04/04/2019	569,686,000	569,569,703
U.S. Treasury Bill (a)	2.465%	05/23/2019	05/23/2019	327,500,000	326,351,100
U.S. Treasury Bill (a)	2.480%	06/13/2019	06/13/2019	153,850,000	153,091,491
U.S. Treasury Bill (a)	2.480%	06/27/2019	06/27/2019	50,000,000	49,700,333
U.S. Treasury Bill (a)	2.488%	06/20/2019	06/20/2019	101,100,000	100,558,553
U.S. Treasury Bill (a)	2.505%	07/05/2019	07/05/2019	108,625,000	107,906,943
U.S. Treasury Note (a)	1.250%	06/30/2019	06/30/2019	16,000,000	15,951,753
U.S. Treasury Note, 3 Month USD MMY(b)	2.425%	03/30/2019	01/31/2020	419,100,000	419,029,655
U.S. Treasury Note (a)	2.444%	04/30/2019	04/30/2019	170,000,000	169,836,734
U.S. Treasury Note, 3 Month USD MMY + 0.03%(b)	2.458%	03/30/2019	04/30/2020	418,400,000	418,394,287
U.S. Treasury Note (a)	2.464%	04/30/2019	04/30/2019	47,500,000	47,467,577
U.S. Treasury Note, 3 Month USD MMY + 0.04%(b)	2.468%	03/30/2019	07/31/2020	241,000,000	240,928,350
U.S. Treasury Note (a)	2.469%	07/31/2019	07/31/2019	25,000,000	24,909,283
U.S. Treasury Note, 3 Month USD MMY + 0.05%(b)	2.470%	03/30/2019	10/31/2020	26,455,000	26,431,136
U.S. Treasury Note, 3 Month USD MMY + 0.05%(b)	2.473%	03/30/2019	10/31/2019	428,100,000	428,186,775
U.S. Treasury Note (a)	2.474%	06/30/2019	06/30/2019	56,000,000	55,795,920
U.S. Treasury Note, 3 Month USD MMY + 0.06%(b)	2.485%	03/30/2019	07/31/2019	622,900,000	623,033,983
U.S. Treasury Note, 3 Month USD MMY + 0.07%(b)	2.495%	03/30/2019	04/30/2019	483,500,000	483,523,022
U.S. Treasury Note (a)	2.553%	05/31/2019	05/31/2019	11,500,000	11,474,765
U.S. Treasury Note (a)	2.609%	07/31/2019	07/31/2019	25,600,000	25,465,352
TOTAL INVESTMENTS –103.3% (c)(d)					11,076,192,977
Liabilities in Excess of Other Assets —(3.3)%					(354,217,201)
NET ASSETS –100.0%					$ 10,721,975,776

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Also represents the cost for federal tax purposes.
(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (see accompanying notes to schedule of investments).
See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—54.8%
U.S. Treasury Bill (a)	2.383%	05/02/2019	05/02/2019	$ 221,750,000	$ 221,295,058
U.S. Treasury Bill (a)	2.385%	04/09/2019	04/09/2019	150,000,000	149,920,500
U.S. Treasury Bill (a)	2.385%	05/09/2019	05/09/2019	400,000,000	398,993,000
U.S. Treasury Bill (a)	2.400%	04/02/2019	04/02/2019	250,000,000	249,983,333
U.S. Treasury Bill (a)	2.400%	04/23/2019	04/23/2019	300,000,000	299,560,000
U.S. Treasury Bill (a)	2.400%	05/16/2019	05/16/2019	200,000,000	199,400,000
U.S. Treasury Bill (a)	2.405%	05/30/2019	05/30/2019	300,000,000	298,817,542
U.S. Treasury Bill (a)	2.413%	06/06/2019	06/06/2019	352,250,000	350,692,926
U.S. Treasury Bill (a)	2.415%	04/18/2019	04/18/2019	550,000,000	549,373,361
U.S. Treasury Bill (a)	2.415%	09/26/2019	09/26/2019	125,000,000	123,507,396
U.S. Treasury Bill (a)	2.440%	08/08/2019	08/08/2019	50,000,000	49,562,833
U.S. Treasury Bill (a)	2.445%	09/19/2019	09/19/2019	300,000,000	296,511,434
U.S. Treasury Bill (a)	2.450%	08/01/2019	08/01/2019	81,000,000	80,327,475
U.S. Treasury Bill (a)	2.453%	09/12/2019	09/12/2019	350,000,000	346,086,412
U.S. Treasury Bill (a)	2.460%	07/18/2019	07/18/2019	100,000,000	99,262,000
U.S. Treasury Bill (a)	2.465%	04/04/2019	04/04/2019	400,000,000	399,917,833
U.S. Treasury Bill (a)	2.465%	05/23/2019	05/23/2019	500,000,000	498,250,056
U.S. Treasury Bill (a)	2.480%	06/13/2019	06/13/2019	350,000,000	348,277,910
U.S. Treasury Bill (a)	2.480%	06/27/2019	06/27/2019	150,000,000	149,101,000
U.S. Treasury Bill (a)	2.488%	06/20/2019	06/20/2019	500,000,000	497,271,767
U.S. Treasury Bill (a)	2.505%	07/05/2019	07/05/2019	50,000,000	49,669,479
U.S. Treasury Note (a)	1.250%	06/30/2019	06/30/2019	43,400,000	43,268,879
U.S. Treasury Note, 3 Month USD MMY(b)	2.425%	03/30/2019	01/31/2020	796,100,000	796,043,842
U.S. Treasury Note (a)	2.444%	04/30/2019	04/30/2019	271,200,000	270,939,301
U.S. Treasury Note, 3 Month USD MMY + 0.03%(b)	2.458%	03/30/2019	04/30/2020	729,500,000	729,511,027
U.S. Treasury Note (a)	2.464%	04/30/2019	04/30/2019	85,800,000	85,741,434
U.S. Treasury Note, 3 Month USD MMY + 0.04%(b)	2.468%	03/30/2019	07/31/2020	353,250,000	353,175,148
U.S. Treasury Note (a)	2.469%	07/31/2019	07/31/2019	45,000,000	44,836,709
U.S. Treasury Note, 3 Month USD MMY + 0.05%(b)	2.470%	03/30/2019	10/31/2020	144,500,000	144,322,058
U.S. Treasury Note, 3 Month USD MMY + 0.05%(b)	2.473%	03/30/2019	10/31/2019	696,600,000	696,757,748
U.S. Treasury Note (a)	2.474%	06/30/2019	06/30/2019	100,000,000	99,635,572
U.S. Treasury Note, 3 Month USD MMY + 0.06%(b)	2.485%	03/30/2019	07/31/2019	369,700,000	369,782,804
U.S. Treasury Note, 3 Month USD MMY + 0.07%(b)	2.495%	03/30/2019	04/30/2019	195,398,000	195,406,910
U.S. Treasury Note (a)	2.553%	05/31/2019	05/31/2019	86,000,000	85,802,731
U.S. Treasury Note (a)	2.589%	06/30/2019	06/30/2019	120,000,000	119,716,284
U.S. Treasury Note (a)	2.609%	07/31/2019	07/31/2019	353,000,000	351,030,790
TOTAL TREASURY DEBT					10,041,752,552
TREASURY REPURCHASE AGREEMENTS—41.8%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 03/29/2019 (collateralized by a U.S. Treasury Bill, 0.000% due 05/21/2019, U.S. Treasury Bonds, 2.500% – 7.875% due 02/15/2021 – 05/15/2046, and U.S. Treasury Notes, 1.000% – 3.625% due 06/30/2019 – 10/31/2025, valued at $44,880,088); expected proceeds $44,009,350	2.550%	04/01/2019	04/01/2019	44,000,000	44,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 03/29/2019 (collateralized by a U.S. Treasury Bond, 2.500% due 02/15/2045, a U.S. Treasury Inflation Index Bond, 3.375% due 04/15/2032, and U.S. Treasury Notes, 1.133% – 2.500% due 04/30/2019 – 02/15/2022, valued at $540,600,073); expected proceeds $530,110,417	2.500%	04/01/2019	04/01/2019	530,000,000	530,000,000
See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 03/29/2019 (collateralized by U.S. Treasury Bills, 0.000% due 05/23/2019 – 09/12/2019, U.S. Treasury Bonds, 2.500% – 8.125% due 05/15/2021 – 02/15/2045, U.S. Treasury Notes, 0.750% – 3.625% due 04/30/2019 – 02/28/2026, and a U.S. Treasury Strip, 0.000% due 02/15/2029, valued at $589,560,000); expected proceeds $578,121,380	2.520%	04/01/2019	04/01/2019	$ 578,000,000	$ 578,000,000
Agreement with Canadian Imperial Bank of Commerce and Bank of New York Mellon (Tri-Party), dated 03/06/2019 (collateralized by U.S. Treasury Bonds, 2.500% – 5.250% due 02/15/2029 – 11/15/2048, U.S. Treasury Inflation Index Notes, 0.125% – 0.875% due 04/15/2021 – 01/15/2029, and U.S. Treasury Notes, 1.375% – 3.125% due 05/15/2019 – 11/15/2028, valued at $188,700,020); expected proceeds $185,380,792	2.470%	04/05/2019	04/05/2019	185,000,000	185,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/29/2019 (collateralized by a U.S. Treasury Bond, 3.125% due 08/15/2044, a U.S. Treasury Inflation Index Bond, 2.125% due 02/15/2041, a U.S. Treasury Inflation Index Note, 0.375% due 01/15/2027, and U.S. Treasury Notes, 1.625% – 3.125% due 08/31/2019 – 01/31/2022, valued at $135,660,841); expected proceeds $133,028,263	2.550%	04/01/2019	04/01/2019	133,000,000	133,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/29/2019 (collateralized by U.S. Treasury Bonds, 3.000% – 8.750% due 02/15/2020 – 05/15/2045, U.S. Treasury Inflation Index Bonds, 0.750% – 3.875% due 01/15/2025 – 02/15/2042, and U.S. Treasury Notes, 1.375% – 2.000% due 03/31/2019 – 05/31/2022, valued at $510,766,710); expected proceeds $500,240,139	2.470%	04/05/2019	04/05/2019	500,000,000	500,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 03/29/2019 (collateralized by a U.S. Treasury Bond, 2.875% due 11/15/2046, and U.S. Treasury Inflation Index Notes, 0.125% due 04/15/2020 – 07/15/2026, valued at $25,500,000); expected proceeds $25,005,417	2.600%	04/01/2019	04/01/2019	25,000,000	25,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 03/25/2019 (collateralized by a U.S. Treasury Note, 3.500% due 05/15/2020, valued at $204,000,016); expected proceeds $200,101,111	2.600%	04/01/2019	04/01/2019	200,000,000	200,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 03/26/2019 (collateralized by U.S. Treasury Notes, 2.125% – 2.500% due 05/31/2020 – 03/31/2024, valued at $255,000,066); expected proceeds $250,127,361	2.620%	04/02/2019	04/02/2019	250,000,000	250,000,000
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 03/29/2019 (collateralized by a U.S. Treasury Inflation Index Bond, 3.625% due 04/15/2028, a U.S. Treasury Inflation Index Note, 0.375% due 07/15/2025, and a U.S. Treasury Strip, 0.000% due 05/15/2019, valued at $145,860,026); expected proceeds $143,030,745	2.580%	04/01/2019	04/01/2019	143,000,000	143,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 03/29/2019 (collateralized by U.S. Treasury Bills, 0.000% due 07/05/2019 – 09/12/2019, and U.S. Treasury Notes, 0.875% – 3.625% due 06/30/2019 – 02/28/2022, valued at $1,387,200,016); expected proceeds $1,360,289,000	2.550%	04/01/2019	04/01/2019	1,360,000,000	1,360,000,000
See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with National Australia Bank, dated 03/29/2019 (collateralized by a U.S. Treasury Note, 2.500% due 02/15/2027, valued at $254,761,231); expected proceeds $250,052,083	2.500%	04/01/2019	04/01/2019	$ 250,000,000	$ 250,000,000
Agreement with Norinchukin Bank and Bank of New York Mellon (Tri-Party), dated 02/08/2019 (collateralized by U.S. Treasury Inflation Index Notes, 0.375% – 1.125% due 01/15/2021 – 01/15/2027, and U.S. Treasury Notes, 2.000% – 3.375% due 11/15/2019 – 11/15/2026, valued at $76,500,190); expected proceeds $75,476,250 (c)	2.540%	05/09/2019	05/09/2019	75,000,000	75,000,000
Agreement with Norinchukin Bank and Bank of New York Mellon (Tri-Party), dated 03/11/2019 (collateralized by U.S. Treasury Inflation Index Notes, 0.375% – 1.125% due 01/15/2021 – 01/15/2027, and a U.S. Treasury Note, 2.000% due 11/15/2026, valued at $137,700,061); expected proceeds $135,838,200 (c)	2.540%	06/07/2019	06/07/2019	135,000,000	135,000,000
Agreement with Norinchukin Bank and Bank of New York Mellon (Tri-Party), dated 03/22/2019 (collateralized by U.S. Treasury Inflation Index Notes, 0.375% – 1.125% due 01/15/2021 – 01/15/2027, and U.S. Treasury Notes, 2.000% – 3.375% due 11/15/2019 – 11/15/2026, valued at $71,400,080); expected proceeds $70,464,256 (c)	2.540%	06/24/2019	06/24/2019	70,000,000	70,000,000
Agreement with Prudential Insurance Co., dated 03/29/2019 (collateralized by a U.S. Treasury Bond, 3.375% due 11/15/2048, and U.S. Treasury Notes, 2.125% - 2.750% due 10/31/2020 – 11/15/2048, valued at $167,901,586); expected proceeds $164,783,882	2.650%	04/01/2019	04/01/2019	164,747,500	164,747,500
Agreement with Prudential Insurance Co., dated 03/29/2019 (collateralized by U.S. Treasury Strips, 0.000% due 08/15/2025 – 11/15/2028, valued at $99,097,570); expected proceeds $97,183,957	2.650%	04/01/2019	04/01/2019	97,162,500	97,162,500
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 03/29/2019 (collateralized by a U.S. Treasury Bill, 0.000% due 04/11/2019, U.S. Treasury Bonds, 3.000% – 3.375% due 02/15/2048 – 11/15/2048, and U.S. Treasury Notes, 0.875% – 3.125% due 07/31/2019 – 11/15/2028, valued at $935,340,085); expected proceeds $917,194,863	2.550%	04/01/2019	04/01/2019	917,000,000	917,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 03/29/2019 (collateralized by a U.S. Treasury Inflation Index Bond, 2.125% due 02/15/2040, a U.S. Treasury Inflation Index Note, 0.125% due 04/15/2020, and U.S. Treasury Notes, 0.875% – 2.625% due 09/15/2019 – 02/15/2022, valued at $278,460,024); expected proceeds $273,055,738	2.450%	04/01/2019	04/01/2019	273,000,000	273,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 03/29/2019 (collateralized by U.S. Treasury Bonds, 2.750% – 6.250% due 08/15/2023 – 08/15/2048, a U.S. Treasury Inflation Index Bond, 2.000% due 01/15/2026, a U.S. Treasury Inflation Index Note, 1.125% due 01/15/2021, U.S. Treasury Notes, 1.500% – 2.875% due 04/30/2020 – 05/15/2028, and a U.S. Treasury Strip, 0.000% due 08/15/2021, valued at $765,000,000); expected proceeds $750,159,375	2.550%	04/01/2019	04/01/2019	750,000,000	750,000,000
See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 03/29/2019 (collateralized by U.S. Treasury Bills, 0.000% due 04/23/2019 – 02/27/2020, U.S. Treasury Bonds, 2.750% – 8.125% due 08/15/2019 – 02/15/2049, U.S. Treasury Inflation Index Bonds, 1.375% – 3.875% due 01/15/2025 – 02/15/2044, U.S. Treasury Inflation Index Notes, 0.125% – 1.875% due 04/15/2019 – 01/15/2029, U.S. Treasury Notes, 0.875% – 3.500% due 05/15/2019 – 08/15/2028, and U.S. Treasury Strips, 0.000% due 08/15/2027 – 08/15/2028, valued at $466,140,020); expected proceeds $457,104,729	2.750%	04/01/2019	04/01/2019	$ 457,000,000	$ 457,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 03/29/2019 (collateralized by U.S. Treasury Notes, 1.875% – 3.000% due 03/31/2022 – 09/30/2025, valued at $30,600,042); expected proceeds $30,006,500	2.600%	04/01/2019	04/01/2019	30,000,000	30,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 03/29/2019 (collateralized by U.S. Treasury Bills, 0.000% due 04/18/2019 – 03/26/2020, U.S. Treasury Bonds, 2.500% – 8.125% due 05/15/2021 – 05/15/2046, U.S. Treasury Inflation Index Bonds, 0.750% – 2.000% due 01/15/2026 – 02/15/2049, U.S. Treasury Inflation Index Notes, 0.125% – 0.750% due 07/15/2022 – 07/15/2028, and U.S. Treasury Notes, 0.875% – 3.625% due 06/15/2019 – 11/15/2026, valued at $510,110,547); expected proceeds $500,108,333	2.600%	04/01/2019	04/01/2019	500,000,000	500,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					7,666,910,000
TOTAL INVESTMENTS –99.0% (d)(e)					18,156,858,582
Other Assets in Excess of Liabilities —1.0%					176,588,477
NET ASSETS –100.0%					$ 18,333,447,059
(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $280,000,000 or 1.5% of net assets as of March 31, 2019.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (see accompanying notes to schedule of investments).
See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Valuation
The investments of the Portfolios are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolios. The Board has responsibility for overseeing the determination of the fair value of investments.
The State Street Money Market Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price.
The State Street U.S. Government Money Market Portfolio, the State Street Treasury Money Market Portfolio, and the State Street Treasury Plus Money Market Portfolio securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the Investment Company Act of 1940. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
As of March 31, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Money Market Portfolio	$14,060,855,825	$2,393,544	$308,955	$2,084,589

Item 2.	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Street Master Funds

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer) of State Street Master Funds

Date: May 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer) of State Street Master Funds

Date: May 23, 2019

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer) of State Street Master Funds

Date: May 23, 2019